ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
9.	ACCOUNTS RECEIVABLE

The components of accounts receivable are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Trade receivables	$106.4	$94.7	$121.9
Less: allowance for doubtful accounts	(1.8)	(2.2)	–
	104.6	92.5	121.9
Sales taxes receivable	5.0	12.6	12.7
Other receivables	6.9	8.9	6.2
	$116.5	$114.0	$140.8

Accounts receivable are pledged as collateral against the long-term debt of the company. See note 16, Long-term debt, for detailed disclosure of the collateral arrangements of the company.